COMMITMENTS AND CONTINGENCIES - Future minimum lease payments (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
COMMITMENTS AND CONTINGENCIES.
2020 (remaining 3 months)	$ 268
2021	1,071	$ 1,073
2022	1,070	1,071
2023	1,028	1,069
2024	258	1,028
2025		258
Total lease payments	3,695	4,499
Less amount representing interest	(462)	(667)
Total lease liability	3,233	3,832	$ 4,200	$ 4,700
Less current portion of lease liability	(858)	(806)	(626)
Lease liability, net of current portion	$ 2,375	$ 3,026	$ 3,565